Recoverable taxes	12 Months Ended
Dec. 31, 2024
Recoverable taxes
Recoverable taxes
7. Recoverable taxes

a. Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”), and Social Integration Program (“PIS”).

	12/31/2024	12/31/2023
ICMS - State VAT (a.1)	1,416,708	1,365,128
PIS and COFINS - Federal VAT (a.2)	3,172,417	2,761,262
Others	101,152	77,249
Total	4,690,277	4,203,639
Current	2,040,008	1,462,269
Non-current	2,650,269	2,741,370

a.1 The recoverable ICMS net of provision for losses is substantially related to the following operations:

Credits are recognized mainly of the following nature: a) transactions of inputs and outputs of products subject to taxation of the own ICMS; b) interstate outflows of oil-related products, whose ICMS was prepaid by the supplier (Petróleo Brasileiro S.A. (“Petrobras”)); c) refunds of the ICMS-ST (tax substitution) overpaid when the estimated calculation basis used is higher than that of the operation effectively performed.

In the second quarter of 2023, with the enactment of Supplementary Law 192/22 (“LC 192/22”), the single-phase ICMS levy on LPG, diesel, biodiesel, gasoline, and anhydrous ethanol became effective. Due to the advent of this new calculation modality, the subsidiaries have stopped generating credits related to the refunds of ICMS-ST (tax substitution regime).

The amounts of recoverable ICMS are realized through the Company’s own operations subject to taxes, being a revolving credit, which means that the credits are monthly offset against the tax payable on sales and new credits are generated by the acquisition of inputs, as well as by the State's refund on tax substitution operations. Management estimates the realization of the credits classified in non-current assets within a term of up to 5 years.

12/31/2024
Up to 1 year	513,494
From 1 to 2 years	472,413
From 2 to 3 years	246,132
From 3 to 5 years	184,669
Total recoverable ICMS, net of provision	1,416,708

The provision for ICMS losses, in the amount of R$ 17,116 (R$ 49,732 as of December 31, 2023), relates to tax credit of the subsidiaries whose amounts are not included within the term determined by its internal policies of provisioning.

a.2 The recoverable PIS and COFINS are substantially related to:

ICMS in the PIS and COFINS calculation basis - The balance of PIS and COFINS includes credits recorded under Laws 10,637/02 and 10,833/03, as well as amounts arising from a STF’s favorable decision regarding the exclusion of ICMS from the PIS and COFINS calculation basis.

Supplementary Law 192 - On March 11, 2022 Supplementary Law 192/22 was published to reduce the tax burden of the fuel supply chain. Art. 9 of said law established the reduction of the PIS and COFINS tax rates levied on diesel, biodiesel and LPG to zero through December 31, 2022, ensuring at the same time the maintenance of credits taken across the whole supply chain.

On May 18, 2022, Provisional Act 1,118/22 amended Supplementary Law 192/22 to eliminate the right to take PIS and Cofins credits on purchases of diesel, LPG and biodiesel by end consumers. With the enactment of said Provisional Act, on June 2, 2022, Direct Unconstitutionality Action 7,181 was filed to challenge the provision in MP 1,118/22. On June 21, 2022, the Federal Supreme Court unanimously ratified the decision that considered MP 1,118/22 unconstitutional due to violation of the 90-day principle. Due to such court injunction and the non-conversion of Provisional Act 1,118/22 into law, the provisions in LC 192/22, which assured to all legal entities that are part of the fuel supply chain, including the Company’s subsidiaries, the maintenance of PIS and COFINS credits in connection with those transactions in the period from March 11, 2022 (LC 192/22 publication date) to September 21, 2022 (90 days after the publication of LC 194/22 that restricted the right to take credits on taxpayers), when it became effective.

The Company, through its subsidiaries, has credits in the amount of R$ 1,686,836 (R$ 1,088,303 as of December 31, 2023) from the LC 192/22. These credits were recorded considering the expectation of realization by the Company within a 5-year period from the date of generation, period in which the Company has the ability to use these credits. The estimated realization is updated annually considering the Company's estimated future results. Due to this realization, in the current year, the Company recognized in the line item of cost of products and services sold, additional credits of R$ 1,071,269 (R$ 563,000 as of December 31, 2023 and R$ 971,373 as of December 31, 2022).

The Management estimates the realization of these credits within up to 5 years from the constitution date, as follows:

12/31/2024
Up to 1 year	1,434,055
From 1 to 2 years	746,577
From 2 to 3 years	421,674
From 3 to 5 years	570,111
Total recoverable PIS and COFINS	3,172,417

b. Recoverable income and social contribution taxes

Comprise IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as referring to lawsuits on the non-levy of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments. The Company, through its subsidiaries, has a recoverable IRPJ and CSLL balance of R$ 498,067, of which R$ 151,930 recorded as current and R$ 346,137 recorded as non-current (R$ 396,405, of which R$ 171,051 recorded as current and R$ 225,354 recorded as non-current as of December 31, 2023). The Management estimates the realization of these credits within up to 5 years.